GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2015
GOODWILL AND INTANGIBLE ASSETS
Schedule of carrying value of goodwill and the core deposit intangible
June 30, 2015
Beginning at December 1, 2014 as adjusted	$2,593
Impairment	—
Balance at end of year	$2,593

Schedule of core deposit intangible net
June 30, 2015
Core deposit intangible gross	$959
Accumulated amortization	(85)
Core deposit intangible net	$874

Schedule of estimated amortization expense
2016	$120
2017	102
2018	87
2019	74
2020	64